Fixed Assets, Net	12 Months Ended
Dec. 31, 2023
Fixed Assets, Net [Abstract]
Fixed Assets, Net

Note 8 — Fixed Assets, Net

Fixed assets consisted of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Mining Machines	$-	$2,585,119
Software	23,850,000	16,000,000
Leasehold improvement	38,522	38,329
Office and equipment	312,447	305,651
Total cost of fixed assets	24,200,969	18,929,099
Less: accumulated depreciation	(4,356,573)	(3,452,727)
Less: impairment of mining machines	-	(1,690,028)
Fixed assets, net	$19,844,396	$13,786,344

On April 19, 2021, Lion Wealth Limited (the “Transferee”), a wholly-owned subsidiary of the Group, entered into an antminer transfer and maintenance agreement (the “Antminer Transfer and Maintenance Agreement”) with Shanghai ITHELP Network Technology Co., Ltd, (the “Transferor”), in a single transaction, to acquire the Bitmain Antminers S9 Hydro computer model equipment from the Transferor and the maintenance of the mining machines by Shanghai Minebaba Network Technology Co., Ltd (“Minebaba”). The acquisition was closed in May 2021, upon onsite inspection and acceptance and payment, with the Transferee acquiring five thousand brand new units of mining machines. The aggregate purchase price for the mining machines was approximately RMB 17 million (approximately $2.6 million), including the transportation and installation costs. The annual maintenance costs payable to the Minebaba are expected to be $0.2 million. In accordance with the Antminer Transfer and Maintenance Agreement, Minebaba shall operate and maintain the mining machines for three years. The Group may terminate Minebaba’s operation and maintenance with a written notice of 30 days prior to the termination without penalty. For the year ended December 31, 2021, the depreciation expense of the mining machines during the operation period in the amount of $378,554 and after ceasing the operation in the amount of $147,248 was included in the line item “cost of crypto mining” and “depreciation”, respectively, in the consolidated statements of operations. No such expense during the years ended December 31, 2023 and 2022.

Depreciation expense, was $1,795,011, and $2,032,386 for the years ended December 31, 2023 and 2022, respectively, and are included in operating expenses.

The Group recorded nil and $1,690,028 impairment charges related to mining machines for the years ended December 31, 2023 and 2022, respectively.